RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15. RELATED PARTY TRANSACTIONS

Transactions with Sponsor

Pursuant to the Merger Agreement, the Company incurred $2,000,000 in fees to the Sponsor for advisory services (the “Sponsor Advisory Service Fee”). In connection with the Merger and thereafter, the Company and Sponsor agreed that $250,000 of the Sponsor Advisory Service Fee is payable in cash, $250,000 would be offset against amounts due from the Sponsor, and the remainder of the Sponsor Advisory Service Fee was paid with the issuance of 150,000 shares of the Company’s common stock at Closing. The Sponsor Advisory Service Fee payable in cash is presented on the consolidated balance sheets under the line item “Due to related party.”

As of December 31, 2024, the Sponsor owes the Company $158,819 to cover working capital expenses, which is presented on the consolidated balance sheets under the line item “Due from related party.”

See Note 12 for additional information on the Series B issued to the Sponsor.

Stock-Based Compensation

In January 2023, the Company issued 40,000 Performance-Based RSUs to the wife of the Company’s chair and chief executive officer for advisory services provided to the Company, and 20,000 Performance-Based RSUs to Mehtaphoric Consulting Inc, a company controlled by the daughter of the Company’s chief financial officer, for information technology services provided to the Company. In connection with the Closing, the performance condition was achieved and therefore compensation cost of $800,396 has been recognized.

Loan Agreement

See Note 8 for additional information on the Loan Agreement with the Patel Family, which provides for an unsecured line of credit facility for term loans of up to an initial amount of $36,000,000 in the aggregate. As of December 31, 2024, the facility has remaining available capacity of $30,000,000.

Preferred Stock

See Note 12 for additional information on the Series A, Series A-1, and Series C Preferred Stock, which were purchased by the Patel Family.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Consulting Agreement

In December 2024, the Company contracted with Dr. Manmohan Patel of The Patel Family LLP to provide advisory services to the Company in support of the Company’s manufacturing development, including but not limited to identifying and developing real estate, establishing quality management processes, attracting and hiring an executive to lead operations, providing medical advice, and addressing government affairs and regulatory matters. In exchange for his consultation services, Dr. Patel was granted 6,000,000 RSUs, of which 2,000,000 immediately vested, and 2,000,000 RSUs vested in both January 2025 and February 2025.